Quarterly portfolio holdings
John Hancock
Multimanager Lifetime Portfolios
Target date
May 31, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Portfolios’ investments
Subadvisors of Affiliated Underlying Funds
Allspring Global Investments, LLC	(Allspring Investments)
Axiom International Investors LLC	(Axiom)
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Boston Partners Global Investors, Inc.	(Boston Partners)
Dimensional Fund Advisors LP	(DFA)
Graham Capital Management, L.P.	(Graham)
Manulife Investment Management (North America) Limited	(MIM NA)
Manulife Investment Management (US) LLC	(MIM US)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company LLP	(Wellington)
MULTIMANAGER 2070 LIFETIME PORTFOLIO

As of 5-31-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.9%
Equity - 90.3%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	276	$17,074
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	509	4,712
Disciplined Value, Class NAV, JHF III (Boston Partners)	824	18,974
Disciplined Value International, Class NAV, JHIT (Boston Partners)	600	9,344
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	655	6,442
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	95	6,648
International Dynamic Growth, Class NAV, JHIT (Axiom)	505	7,355
International Small Company, Class NAV, JHF II (DFA)	3	33
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	2,108	23,226
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	348	6,496
Mid Value, Class NAV, JHF II (T. Rowe Price)	598	8,736
Multifactor Emerging Markets ETF, JHETF (DFA)	106	2,947
Small Cap Core, Class NAV, JHIT (MIM US) (B)	174	2,720
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	2,384	29,229
Fixed income - 2.6%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	116	895
High Yield, Class NAV, JHBT (MIM US) (B)	219	663
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	279	2,618
Alternative and specialty - 1.0%
Diversified Macro, Class NAV, JHIT (Graham)	188	1,605

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $140,803)		$149,717
UNAFFILIATED INVESTMENT COMPANIES - 5.4%
Equity - 5.4%
Fidelity International Index Fund	30	1,691
Fidelity Mid Cap Index Fund	104	3,545
Fidelity Small Cap Index Fund	131	3,376

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $8,116)		$8,612
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.6%
U.S. Government - 0.6%
U.S. Treasury STRIPS, PO, 4.981%, 02/15/2054	$1,000	243
U.S. Treasury STRIPS, PO, 5.013%, 11/15/2052	1,000	256
U.S. Treasury STRIPS, PO, 5.041%, 05/15/2050	1,000	288
U.S. Treasury STRIPS, PO, 5.072%, 08/15/2051	1,000	268
2	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2070 LIFETIME PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,118)	$1,055
Total investments (Cost $150,037) - 99.9%	$159,384
Other assets and liabilities, net - 0.1%	83
TOTAL NET ASSETS - 100.0%	$159,467
MULTIMANAGER 2065 LIFETIME PORTFOLIO

As of 5-31-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.8%
Equity - 90.1%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	208,780	$12,894,263
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	383,501	3,551,215
Disciplined Value, Class NAV, JHF III (Boston Partners)	627,693	14,449,485
Disciplined Value International, Class NAV, JHIT (Boston Partners)	446,880	6,962,395
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	499,272	4,912,835
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	72,578	5,069,587
International Dynamic Growth, Class NAV, JHIT (Axiom)	377,328	5,497,670
International Small Company, Class NAV, JHF II (DFA)	22,360	259,155
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,578,837	17,398,788
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	264,129	4,925,999
Mid Value, Class NAV, JHF II (T. Rowe Price)	455,212	6,650,644
Multifactor Emerging Markets ETF, JHETF (DFA)	80,192	2,229,338
Small Cap Core, Class NAV, JHIT (MIM US) (B)	135,056	2,108,218
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	1,804,009	22,117,146
Fixed income - 2.7%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	90,643	697,949
High Yield, Class NAV, JHBT (MIM US) (B)	170,627	516,999
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	217,697	2,039,821
Alternative and specialty - 1.0%
Diversified Macro, Class NAV, JHIT (Graham)	141,643	1,206,797

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $103,014,552)		$113,488,304
UNAFFILIATED INVESTMENT COMPANIES - 5.4%
Equity - 5.4%
Fidelity International Index Fund	22,568	1,262,209
Fidelity Mid Cap Index Fund	79,459	2,711,130
Fidelity Small Cap Index Fund	99,946	2,578,618
MULTIMANAGER 2065 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $5,786,761)		$6,551,957
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	274	$0
ICA Gruppen AB (C)(D)	12	0
Health care - 0.0%
NMC Health PLC (C)(D)	9	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	217	652
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	1,110	30

TOTAL COMMON STOCKS (Cost $276)		$682
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.6%
U.S. Government - 0.6%
U.S. Treasury STRIPS, PO, 4.981%, 02/15/2054	$1,118,600	271,440
U.S. Treasury STRIPS, PO, 5.013%, 11/15/2052	715,200	183,029
U.S. Treasury STRIPS, PO, 5.041%, 05/15/2050	182,000	52,393
U.S. Treasury STRIPS, PO, 5.072%, 08/15/2051	907,100	243,441

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $881,150)		$750,303

WARRANTS - 0.0%
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (C)	13	0

TOTAL WARRANTS (Cost $1)		$0
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 4.2439% (F)(G)	23,193	231,988

TOTAL SHORT-TERM INVESTMENTS (Cost $230,478)		$231,988
Total investments (Cost $109,913,218) - 100.0%		$121,023,234
Other assets and liabilities, net - 0.0%		11,660
TOTAL NET ASSETS - 100.0%		$121,034,894
MULTIMANAGER 2060 LIFETIME PORTFOLIO

As of 5-31-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.7%
Equity - 90.2%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	552,439	$34,118,637
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	972,142	9,002,034
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,591,147	36,628,209
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,207,957	18,819,964
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,288,654	12,680,356
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	3

MULTIMANAGER 2060 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	190,552	$13,310,037
International Dynamic Growth, Class NAV, JHIT (Axiom)	987,747	14,391,467
International Small Company, Class NAV, JHF II (DFA)	57,754	669,366
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	4,002,221	44,104,474
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	702,311	13,098,102
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,153,924	16,858,826
Multifactor Emerging Markets ETF, JHETF (DFA)	208,487	5,795,939
Small Cap Core, Class NAV, JHIT (MIM US) (B)	342,355	5,344,157
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	4,786,808	58,686,262
Fixed income - 2.5%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	223,061	1,717,569
High Yield, Class NAV, JHBT (MIM US) (B)	419,892	1,272,273
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	535,726	5,019,755
Alternative and specialty - 1.0%
Diversified Macro, Class NAV, JHIT (Graham)	360,102	3,068,072

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $259,117,040)		$294,585,499
UNAFFILIATED INVESTMENT COMPANIES - 5.4%
Equity - 5.4%
Fidelity International Index Fund	60,947	3,408,785
Fidelity Mid Cap Index Fund	205,935	7,026,511
Fidelity Small Cap Index Fund	253,197	6,532,494

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $14,602,142)		$16,967,790
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	2,235	0
ICA Gruppen AB (C)(D)	96	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	4,248	1,087
Health care - 0.0%
NMC Health PLC (C)(D)	70	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,788	5,387
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	9,053	248

TOTAL COMMON STOCKS (Cost $4,064)		$6,722
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.7%
U.S. Government - 0.7%
U.S. Treasury STRIPS, PO, 4.981%, 02/15/2054	$2,794,500	678,116
MULTIMANAGER 2060 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury STRIPS, PO, 5.013%, 11/15/2052	2,162,800	$553,488
U.S. Treasury STRIPS, PO, 5.041%, 05/15/2050	450,200	129,600
U.S. Treasury STRIPS, PO, 5.072%, 08/15/2051	2,721,100	730,270

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,486,193)		$2,091,474

WARRANTS - 0.0%
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (C)	37	1

TOTAL WARRANTS (Cost $3)		$1
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 4.2439% (F)(G)	67,773	677,902

TOTAL SHORT-TERM INVESTMENTS (Cost $677,897)		$677,902
Total investments (Cost $276,887,339) - 100.0%		$314,329,388
Other assets and liabilities, net - 0.0%		19,308
TOTAL NET ASSETS - 100.0%		$314,348,696
MULTIMANAGER 2055 LIFETIME PORTFOLIO

As of 5-31-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.7%
Equity - 90.2%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	742,527	$45,858,440
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,317,220	12,197,459
Disciplined Value, Class NAV, JHF III (Boston Partners)	2,159,705	49,716,402
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,659,134	25,849,314
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,717,452	16,899,723
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	254,647	17,787,074
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,338,809	19,506,451
International Small Company, Class NAV, JHF II (DFA)	79,013	915,762
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	5,417,961	59,705,928
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	945,013	17,624,492
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,561,885	22,819,136
Multifactor Emerging Markets ETF, JHETF (DFA)	278,695	7,747,721
Small Cap Core, Class NAV, JHIT (MIM US) (B)	463,392	7,233,543
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	6,441,014	78,966,829
Fixed income - 2.5%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	299,944	2,309,572
4	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2055 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
High Yield, Class NAV, JHBT (MIM US) (B)	564,619	$1,710,794
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	720,378	6,749,939
Alternative and specialty - 1.0%
Diversified Macro, Class NAV, JHIT (Graham)	488,051	4,158,196

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $347,088,302)		$397,756,775
UNAFFILIATED INVESTMENT COMPANIES - 5.4%
Equity - 5.4%
Fidelity International Index Fund	83,184	4,652,464
Fidelity Mid Cap Index Fund	275,499	9,400,028
Fidelity Small Cap Index Fund	341,921	8,821,565

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $19,635,174)		$22,874,057
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	3,720	0
ICA Gruppen AB (C)(D)	160	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	12,063	3,086
Health care - 0.0%
NMC Health PLC (C)(D)	117	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	2,971	8,952
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	15,065	413

TOTAL COMMON STOCKS (Cost $8,887)		$12,451
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.7%
U.S. Government - 0.7%
U.S. Treasury STRIPS, PO, 4.981%, 02/15/2054	$3,774,600	915,947
U.S. Treasury STRIPS, PO, 5.013%, 11/15/2052	2,977,000	761,852
U.S. Treasury STRIPS, PO, 5.041%, 05/15/2050	608,200	175,084
U.S. Treasury STRIPS, PO, 5.072%, 08/15/2051	3,746,200	1,005,380

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,413,157)		$2,858,263

WARRANTS - 0.0%
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (C)	50	1

TOTAL WARRANTS (Cost $4)		$1
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 4.2439% (F)(G)	74,454	744,731

TOTAL SHORT-TERM INVESTMENTS (Cost $744,719)		$744,731
Total investments (Cost $370,890,243) - 100.0%		$424,246,278
Other assets and liabilities, net - 0.0%		30,143
TOTAL NET ASSETS - 100.0%		$424,276,421
MULTIMANAGER 2050 LIFETIME PORTFOLIO

As of 5-31-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.8%
Equity - 90.3%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,067,435	$65,924,786
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,872,048	17,335,162
Disciplined Value, Class NAV, JHF III (Boston Partners)	3,078,162	70,859,279
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,386,571	37,182,783
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,504,701	24,646,259
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	370,899	25,907,303
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,936,344	28,212,538
International Small Company, Class NAV, JHF II (DFA)	116,090	1,345,485
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	7,700,065	84,854,715
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	1,362,363	25,408,063
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,213,919	32,345,359
Multifactor Emerging Markets ETF, JHETF (DFA)	404,263	11,238,511
Small Cap Core, Class NAV, JHIT (MIM US) (B)	664,628	10,374,845
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	9,325,662	114,332,621
Fixed income - 2.5%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	425,879	3,279,267
High Yield, Class NAV, JHBT (MIM US) (B)	801,679	2,429,087
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,022,770	9,583,354
Alternative and specialty - 1.0%
Diversified Macro, Class NAV, JHIT (Graham)	693,210	5,906,146

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $495,590,567)		$571,165,563
UNAFFILIATED INVESTMENT COMPANIES - 5.4%
Equity - 5.4%
Fidelity International Index Fund	118,769	6,642,746
Fidelity Mid Cap Index Fund	400,722	13,672,626
Fidelity Small Cap Index Fund	492,681	12,711,178

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $28,513,191)		$33,026,550
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	6,187	0
ICA Gruppen AB (C)(D)	266	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	24,454	6,257
Health care - 0.0%
NMC Health PLC (C)(D)	194	0
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	5

MULTIMANAGER 2050 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	4,945	$14,899
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	25,059	687

TOTAL COMMON STOCKS (Cost $16,649)		$21,843
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.7%
U.S. Government - 0.7%
U.S. Treasury STRIPS, PO, 4.981%, 02/15/2054	$5,456,800	1,324,152
U.S. Treasury STRIPS, PO, 5.013%, 11/15/2052	4,303,300	1,101,269
U.S. Treasury STRIPS, PO, 5.041%, 05/15/2050	879,100	253,068
U.S. Treasury STRIPS, PO, 5.072%, 08/15/2051	5,415,000	1,453,241

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $4,939,416)		$4,131,730

WARRANTS - 0.0%
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (C)	73	1

TOTAL WARRANTS (Cost $6)		$1
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
John Hancock Collateral Trust, 4.2439% (F)(G)	65,886	659,034

TOTAL SHORT-TERM INVESTMENTS (Cost $659,028)		$659,034
Total investments (Cost $529,718,857) - 100.0%		$609,004,721
Other assets and liabilities, net - 0.0%		28,175
TOTAL NET ASSETS - 100.0%		$609,032,896
MULTIMANAGER 2045 LIFETIME PORTFOLIO

As of 5-31-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.8%
Equity - 84.7%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,479,418	$91,368,860
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,753,453	16,236,977
Disciplined Value, Class NAV, JHF III (Boston Partners)	4,253,275	97,910,395
Disciplined Value International, Class NAV, JHIT (Boston Partners)	3,453,984	53,813,075
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	3,175,931	31,251,158
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	503,531	35,171,636
Global Equity, Class NAV, JHF II (MIM US) (B)	708,667	8,744,952
International Dynamic Growth, Class NAV, JHIT (Axiom)	2,851,182	41,541,720
International Small Company, Class NAV, JHF II (DFA)	168,948	1,958,108
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	11,155,427	122,932,801
MULTIMANAGER 2045 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	1,780,827	$33,212,429
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,881,919	42,104,836
Multifactor Emerging Markets ETF, JHETF (DFA)	512,416	14,245,165
Small Cap Core, Class NAV, JHIT (MIM US) (B)	849,705	13,263,889
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	12,756,962	156,400,353
Fixed income - 6.6%
Bond, Class NAV, JHSB (MIM US) (B)	2,232,924	29,898,855
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,219,002	9,386,315
High Yield, Class NAV, JHBT (MIM US) (B)	2,294,662	6,952,826
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,397,127	13,091,080
Alternative and specialty - 2.5%
Diversified Macro, Class NAV, JHIT (Graham)	1,484,226	12,645,608
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	855,451	10,128,542

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $709,554,640)		$842,259,580
UNAFFILIATED INVESTMENT COMPANIES - 5.1%
Equity - 5.1%
Fidelity International Index Fund	175,323	9,805,796
Fidelity Mid Cap Index Fund	542,350	18,504,986
Fidelity Small Cap Index Fund	676,994	17,466,444

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $38,807,786)		$45,777,226
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	10,035	0
ICA Gruppen AB (C)(D)	431	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	45,339	11,601
Health care - 0.0%
NMC Health PLC (C)(D)	315	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	8,028	24,188
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	40,641	1,114

TOTAL COMMON STOCKS (Cost $29,417)		$36,903
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.9%
U.S. Government - 0.9%
U.S. Treasury STRIPS, PO, 4.981%, 02/15/2054	$9,849,900	2,390,185
U.S. Treasury STRIPS, PO, 5.013%, 11/15/2052	8,668,800	2,218,455
U.S. Treasury STRIPS, PO, 5.041%, 05/15/2050	1,604,400	461,862
U.S. Treasury STRIPS, PO, 5.072%, 08/15/2051	10,938,800	2,935,681
6	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2045 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $9,693,515)		$8,006,183

WARRANTS - 0.0%
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (C)	104	$2

TOTAL WARRANTS (Cost $8)		$2
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 4.2439% (F)(G)	178,914	1,789,609

TOTAL SHORT-TERM INVESTMENTS (Cost $1,789,549)		$1,789,609
Total investments (Cost $759,874,915) - 100.0%		$897,869,503
Other assets and liabilities, net - 0.0%		32,624
TOTAL NET ASSETS - 100.0%		$897,902,127
MULTIMANAGER 2040 LIFETIME PORTFOLIO

As of 5-31-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.9%
Equity - 76.4%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,348,685	$83,294,791
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,773,241	16,420,214
Disciplined Value, Class NAV, JHF III (Boston Partners)	3,944,757	90,808,301
Disciplined Value International, Class NAV, JHIT (Boston Partners)	3,241,071	50,495,893
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,554,535	25,136,621
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	381,246	26,630,049
Global Equity, Class NAV, JHF II (MIM US) (B)	717,261	8,851,002
International Dynamic Growth, Class NAV, JHIT (Axiom)	2,751,295	40,086,362
International Small Company, Class NAV, JHF II (DFA)	176,186	2,041,995
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	10,852,839	119,598,288
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	1,487,060	27,733,668
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,512,422	36,706,479
Multifactor Emerging Markets ETF, JHETF (DFA)	416,490	11,578,422
Small Cap Core, Class NAV, JHIT (MIM US) (B)	645,673	10,078,955
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	12,302,032	150,822,906
Fixed income - 13.7%
Bond, Class NAV, JHSB (MIM US) (B)	3,353,572	44,904,328
Core Bond, Class NAV, JHF II (Allspring Investments)	2,658,860	29,008,165
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,236,733	17,222,845
High Yield, Class NAV, JHBT (MIM US) (B)	4,245,045	12,862,487
MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,783,374	$16,710,210
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	527,805	5,299,160
Alternative and specialty - 3.8%
Diversified Macro, Class NAV, JHIT (Graham)	1,523,725	12,982,135
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	1,816,732	21,510,106

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $731,909,846)		$860,783,382
UNAFFILIATED INVESTMENT COMPANIES - 4.8%
Equity - 4.8%
Fidelity International Index Fund	168,203	9,407,589
Fidelity Mid Cap Index Fund	513,603	17,524,131
Fidelity Small Cap Index Fund	646,775	16,686,803

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $36,652,358)		$43,618,523
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	10,247	0
ICA Gruppen AB (C)(D)	440	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	49,809	12,744
Health care - 0.0%
NMC Health PLC (C)(D)	321	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	8,196	24,695
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	41,499	1,138

TOTAL COMMON STOCKS (Cost $31,532)		$38,577
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.2%
U.S. Government - 1.2%
U.S. Treasury STRIPS, PO, 4.981%, 02/15/2054	$13,174,700	3,196,983
U.S. Treasury STRIPS, PO, 5.013%, 11/15/2052	11,668,400	2,986,090
U.S. Treasury STRIPS, PO, 5.041%, 05/15/2050	2,144,500	617,341
U.S. Treasury STRIPS, PO, 5.072%, 08/15/2051	14,722,000	3,950,991

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $13,242,535)		$10,751,405

WARRANTS - 0.0%
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (C)	110	2

TOTAL WARRANTS (Cost $9)		$2
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
John Hancock Collateral Trust, 4.2439% (F)(G)	130,763	1,307,973
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	7

MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $1,307,115)	$1,307,973
Total investments (Cost $783,143,395) - 100.0%	$916,499,862
Other assets and liabilities, net - 0.0%	53,580
TOTAL NET ASSETS - 100.0%	$916,553,442
MULTIMANAGER 2035 LIFETIME PORTFOLIO

As of 5-31-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 94.2%
Equity - 67.1%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,310,989	$80,966,689
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	3,082,256	28,541,693
Disciplined Value, Class NAV, JHF III (Boston Partners)	3,842,772	88,460,620
Disciplined Value International, Class NAV, JHIT (Boston Partners)	3,551,464	55,331,817
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,296,813	22,600,642
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	318,656	22,258,130
Global Equity, Class NAV, JHF II (MIM US) (B)	1,229,143	15,167,621
International Dynamic Growth, Class NAV, JHIT (Axiom)	2,922,895	42,586,575
International Small Company, Class NAV, JHF II (DFA)	181,855	2,107,701
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	9,951,686	109,667,580
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	1,365,860	25,473,288
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,338,418	34,164,282
Multifactor Emerging Markets ETF, JHETF (DFA)	371,867	10,337,903
Small Cap Core, Class NAV, JHIT (MIM US) (B)	516,214	8,058,106
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	12,897,433	158,122,527
Fixed income - 22.1%
Bond, Class NAV, JHSB (MIM US) (B)	6,402,513	85,729,655
Core Bond, Class NAV, JHF II (Allspring Investments)	5,970,489	65,138,033
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,851,482	29,656,413
High Yield, Class NAV, JHBT (MIM US) (B)	7,273,041	22,037,313
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	2,254,646	21,126,037
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	807,870	8,111,018
Alternative and specialty - 5.0%
Diversified Macro, Class NAV, JHIT (Graham)	1,745,881	14,874,910
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	3,172,927	37,567,459
MULTIMANAGER 2035 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $854,994,617)		$988,086,012
UNAFFILIATED INVESTMENT COMPANIES - 4.2%
Equity - 4.2%
Fidelity International Index Fund	180,150	$10,075,766
Fidelity Mid Cap Index Fund	518,902	17,704,927
Fidelity Small Cap Index Fund	648,357	16,727,618

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $36,952,298)		$44,508,311
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	10,773	0
ICA Gruppen AB (C)(D)	463	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	52,909	13,537
Health care - 0.0%
NMC Health PLC (C)(D)	338	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	8,616	25,961
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	43,631	1,196

TOTAL COMMON STOCKS (Cost $33,383)		$40,694
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.5%
U.S. Government - 1.5%
U.S. Treasury STRIPS, PO, 4.981%, 02/15/2054	$18,807,700	4,563,892
U.S. Treasury STRIPS, PO, 5.013%, 11/15/2052	16,669,700	4,265,986
U.S. Treasury STRIPS, PO, 5.041%, 05/15/2050	3,063,500	881,896
U.S. Treasury STRIPS, PO, 5.072%, 08/15/2051	21,031,800	5,644,372

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $19,006,691)		$15,356,146

WARRANTS - 0.0%
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (C)	114	2

TOTAL WARRANTS (Cost $9)		$2
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
John Hancock Collateral Trust, 4.2439% (F)(G)	70,349	703,670

TOTAL SHORT-TERM INVESTMENTS (Cost $703,255)		$703,670
Total investments (Cost $911,690,253) - 100.0%		$1,048,694,835
Other assets and liabilities, net - 0.0%		63,154
TOTAL NET ASSETS - 100.0%		$1,048,757,989
8	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2030 LIFETIME PORTFOLIO

As of 5-31-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.2%
Equity - 55.8%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	984,835	$60,823,421
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	4,270,572	39,545,496
Disciplined Value, Class NAV, JHF III (Boston Partners)	2,967,308	68,307,437
Disciplined Value International, Class NAV, JHIT (Boston Partners)	3,074,424	47,899,528
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,667,045	16,403,723
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	150,574	10,517,594
Global Equity, Class NAV, JHF II (MIM US) (B)	1,670,873	20,618,568
International Dynamic Growth, Class NAV, JHIT (Axiom)	2,551,295	37,172,362
International Small Company, Class NAV, JHF II (DFA)	171,933	1,992,700
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	8,510,284	93,783,326
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	1,080,653	20,154,171
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,873,440	27,370,964
Multifactor Emerging Markets ETF, JHETF (DFA)	269,823	7,501,079
Small Cap Core, Class NAV, JHIT (MIM US) (B)	320,359	5,000,809
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	10,902,670	133,666,736
Fixed income - 30.9%
Bond, Class NAV, JHSB (MIM US) (B)	6,640,502	88,916,326
Core Bond, Class NAV, JHF II (Allspring Investments)	8,472,255	92,432,304
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	4,672,869	35,981,088
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,582,472	11,979,312
High Yield, Class NAV, JHBT (MIM US) (B)	8,824,168	26,737,230
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	4,437,891	41,583,040
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	2,969,944	29,818,239
Alternative and specialty - 6.5%
Diversified Macro, Class NAV, JHIT (Graham)	2,115,483	18,023,913
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	4,315,700	51,097,892

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $872,831,274)		$987,327,258
UNAFFILIATED INVESTMENT COMPANIES - 3.5%
Equity - 3.5%
Fidelity International Index Fund	153,722	8,597,675
Fidelity Mid Cap Index Fund	434,658	14,830,515
Fidelity Small Cap Index Fund	529,009	13,648,442

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $29,517,214)		$37,076,632
MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	10,893	$0
ICA Gruppen AB (C)(D)	468	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	59,458	15,213
Health care - 0.0%
NMC Health PLC (C)(D)	342	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	8,712	26,250
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	44,116	1,210

TOTAL COMMON STOCKS (Cost $36,289)		$42,673
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.2%
U.S. Government - 3.2%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$6,208,522	6,074,771
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	6,101,823	6,080,096
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	845,220	847,670
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	5,759,626	5,901,526
U.S. Treasury STRIPS, PO, 4.981%, 02/15/2054	18,564,600	4,504,901
U.S. Treasury STRIPS, PO, 5.013%, 11/15/2052	16,823,700	4,305,396
U.S. Treasury STRIPS, PO, 5.041%, 05/15/2050	3,022,400	870,064
U.S. Treasury STRIPS, PO, 5.072%, 08/15/2051	21,230,200	5,697,618

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $37,655,780)		$34,282,042

WARRANTS - 0.0%
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (C)	109	2

TOTAL WARRANTS (Cost $9)		$2
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
John Hancock Collateral Trust, 4.2439% (F)(G)	120,637	1,206,683

TOTAL SHORT-TERM INVESTMENTS (Cost $1,206,458)		$1,206,683
Total investments (Cost $941,247,024) - 100.0%		$1,059,935,290
Other assets and liabilities, net - 0.0%		104,563
TOTAL NET ASSETS - 100.0%		$1,060,039,853
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	9

MULTIMANAGER 2025 LIFETIME PORTFOLIO

As of 5-31-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 92.7%
Equity - 43.0%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	370,298	$22,869,587
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	3,613,929	33,464,980
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,118,334	25,744,057
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,697,396	26,445,432
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	727,084	7,154,503
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	54,621	3,815,256
Global Equity, Class NAV, JHF II (MIM US) (B)	1,397,953	17,250,738
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,408,431	20,520,833
International Small Company, Class NAV, JHF II (DFA)	93,318	1,081,554
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	4,740,611	52,241,532
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	495,883	9,248,225
Mid Value, Class NAV, JHF II (T. Rowe Price)	895,792	13,087,520
Multifactor Emerging Markets ETF, JHETF (DFA)	117,694	3,271,893
Small Cap Core, Class NAV, JHIT (MIM US) (B)	215,259	3,360,198
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	5,387,856	66,055,111
Fixed income - 42.0%
Bond, Class NAV, JHSB (MIM US) (B)	5,981,829	80,096,688
Core Bond, Class NAV, JHF II (Allspring Investments)	7,227,430	78,851,257
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,974,809	30,606,029
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,816,857	13,753,606
High Yield, Class NAV, JHBT (MIM US) (B)	7,505,964	22,743,071
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	4,377,159	41,013,977
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	3,180,427	31,931,489
Alternative and specialty - 7.7%
Diversified Macro, Class NAV, JHIT (Graham)	1,427,212	12,159,850
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	3,591,544	42,523,876

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $603,021,160)		$659,291,262
UNAFFILIATED INVESTMENT COMPANIES - 2.5%
Equity - 2.5%
Fidelity International Index Fund	81,287	4,546,397
Fidelity Mid Cap Index Fund	231,459	7,897,371
Fidelity Small Cap Index Fund	218,251	5,630,865

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $14,585,735)		$18,074,633
MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	8,029	$0
ICA Gruppen AB (C)(D)	345	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	43,019	11,007
Health care - 0.0%
NMC Health PLC (C)(D)	252	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	6,421	19,345
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	32,516	892

TOTAL COMMON STOCKS (Cost $26,404)		$31,244
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.6%
U.S. Government - 4.6%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$7,977,483	7,805,624
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	7,840,419	7,812,501
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	1,149,796	1,153,130
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	7,400,227	7,582,546
U.S. Treasury STRIPS, PO, 4.981%, 02/15/2054	9,973,700	2,420,226
U.S. Treasury STRIPS, PO, 5.013%, 11/15/2052	8,701,800	2,226,900
U.S. Treasury STRIPS, PO, 5.041%, 05/15/2050	1,605,700	462,236
U.S. Treasury STRIPS, PO, 5.072%, 08/15/2051	10,915,600	2,929,455

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $33,910,477)		$32,392,618

WARRANTS - 0.0%
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (C)	64	1

TOTAL WARRANTS (Cost $5)		$1
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 4.2439% (F)(G)	139,502	1,395,381

TOTAL SHORT-TERM INVESTMENTS (Cost $1,395,333)		$1,395,381
Total investments (Cost $652,939,114) - 100.0%		$711,185,139
Other assets and liabilities, net - 0.0%		103,664
TOTAL NET ASSETS - 100.0%		$711,288,803
10	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2020 LIFETIME PORTFOLIO

As of 5-31-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 92.0%
Equity - 36.7%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	88,998	$5,496,508
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,923,631	17,812,819
Disciplined Value, Class NAV, JHF III (Boston Partners)	269,245	6,198,024
Disciplined Value International, Class NAV, JHIT (Boston Partners)	773,635	12,053,233
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	187,485	1,844,852
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	56,954	3,978,206
Global Equity, Class NAV, JHF II (MIM US) (B)	752,038	9,280,151
International Dynamic Growth, Class NAV, JHIT (Axiom)	671,335	9,781,353
International Small Company, Class NAV, JHF II (DFA)	36,436	422,289
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	2,167,609	23,887,049
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	196,795	3,670,232
Mid Value, Class NAV, JHF II (T. Rowe Price)	318,782	4,657,405
Small Cap Core, Class NAV, JHIT (MIM US) (B)	109,641	1,711,489
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	2,774,532	34,015,765
Fixed income - 47.7%
Bond, Class NAV, JHSB (MIM US) (B)	3,316,363	44,406,105
Core Bond, Class NAV, JHF II (Allspring Investments)	4,173,862	45,536,837
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,189,864	16,861,956
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,326,366	10,040,592
High Yield, Class NAV, JHBT (MIM US) (B)	4,119,873	12,483,214
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	3,011,351	28,216,358
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	1,722,175	17,290,637
Alternative and specialty - 7.6%
Diversified Macro, Class NAV, JHIT (Graham)	749,292	6,383,966
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	1,808,669	21,414,636

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $315,738,880)		$337,443,676
UNAFFILIATED INVESTMENT COMPANIES - 1.9%
Equity - 1.9%
Fidelity International Index Fund	37,349	2,088,907
Fidelity Mid Cap Index Fund	97,247	3,318,059
Fidelity Small Cap Index Fund	63,246	1,631,757

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $5,512,677)		$7,038,723
MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	3,589	$0
ICA Gruppen AB (C)(D)	154	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	19,966	5,109
Health care - 0.0%
NMC Health PLC (C)(D)	113	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	2,869	8,643
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	14,534	399

TOTAL COMMON STOCKS (Cost $12,117)		$14,151
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.9%
U.S. Government - 5.9%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$6,114,972	5,983,236
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	6,009,926	5,988,525
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	898,661	901,267
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	5,672,783	5,812,544
U.S. Treasury STRIPS, PO, 4.981%, 02/15/2054	3,812,200	925,072
U.S. Treasury STRIPS, PO, 5.013%, 11/15/2052	3,353,400	858,177
U.S. Treasury STRIPS, PO, 5.041%, 05/15/2050	613,600	176,638
U.S. Treasury STRIPS, PO, 5.072%, 08/15/2051	4,207,200	1,129,100

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $22,229,530)		$21,774,559

WARRANTS - 0.0%
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (C)	32	1

TOTAL WARRANTS (Cost $3)		$1
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 4.2439% (F)(G)	54,701	547,154

TOTAL SHORT-TERM INVESTMENTS (Cost $547,130)		$547,154
Total investments (Cost $344,040,337) - 100.0%		$366,818,264
Other assets and liabilities, net - 0.0%		48,672
TOTAL NET ASSETS - 100.0%		$366,866,936
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	11

MULTIMANAGER 2015 LIFETIME PORTFOLIO

As of 5-31-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.7%
Equity - 30.1%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	37,130	$2,293,148
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	796,337	7,374,079
Disciplined Value, Class NAV, JHF III (Boston Partners)	112,310	2,585,368
Disciplined Value International, Class NAV, JHIT (Boston Partners)	263,023	4,097,901
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	18,287	1,277,337
Global Equity, Class NAV, JHF II (MIM US) (B)	306,380	3,780,727
International Dynamic Growth, Class NAV, JHIT (Axiom)	221,516	3,227,488
International Small Company, Class NAV, JHF II (DFA)	10,142	117,542
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	699,999	7,713,984
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	52,486	978,862
Mid Value, Class NAV, JHF II (T. Rowe Price)	84,892	1,240,272
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	936,370	11,479,900
Fixed income - 52.8%
Bond, Class NAV, JHSB (MIM US) (B)	1,514,964	20,285,369
Core Bond, Class NAV, JHF II (Allspring Investments)	1,855,091	20,239,042
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	971,050	7,477,087
Floating Rate Income, Class NAV, JHF II (Bain Capital)	717,032	5,427,932
High Yield, Class NAV, JHBT (MIM US) (B)	1,827,484	5,537,275
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,542,574	14,453,917
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	758,998	7,620,335
Alternative and specialty - 7.8%
Diversified Macro, Class NAV, JHIT (Graham)	313,149	2,668,028
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	780,799	9,244,662

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $132,315,912)		$139,120,255
UNAFFILIATED INVESTMENT COMPANIES - 2.0%
Equity - 2.0%
Fidelity International Index Fund	15,788	883,044
Fidelity Mid Cap Index Fund	32,149	1,096,925
Fidelity Small Cap Index Fund	39,749	1,025,531

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $2,332,507)		$3,005,500
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	1,099	0
ICA Gruppen AB (C)(D)	47	0
MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	5,942	$1,520
Health care - 0.0%
NMC Health PLC (C)(D)	34	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	877	2,641
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	4,452	122

TOTAL COMMON STOCKS (Cost $3,638)		$4,283
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.3%
U.S. Government - 7.3%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$3,370,755	3,298,138
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	3,312,799	3,301,003
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	500,060	501,510
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	3,126,849	3,203,885
U.S. Treasury STRIPS, PO, 4.981%, 02/15/2054	1,018,100	247,053
U.S. Treasury STRIPS, PO, 5.013%, 11/15/2052	934,200	239,074
U.S. Treasury STRIPS, PO, 5.041%, 05/15/2050	165,300	47,585
U.S. Treasury STRIPS, PO, 5.072%, 08/15/2051	1,179,300	316,493

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $11,222,228)		$11,154,741
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.2439% (F)(G)	352	3,518

TOTAL SHORT-TERM INVESTMENTS (Cost $3,516)		$3,518
Total investments (Cost $145,877,801) - 100.0%		$153,288,297
Other assets and liabilities, net - 0.0%		11,198
TOTAL NET ASSETS - 100.0%		$153,299,495
MULTIMANAGER 2010 LIFETIME PORTFOLIO

As of 5-31-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 89.7%
Equity - 23.9%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	11,825	$730,329
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	567,131	5,251,629
Disciplined Value, Class NAV, JHF III (Boston Partners)	35,595	819,389
Disciplined Value International, Class NAV, JHIT (Boston Partners)	160,266	2,496,941
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	11,773	822,373
Global Equity, Class NAV, JHF II (MIM US) (B)	217,469	2,683,567
12	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
International Dynamic Growth, Class NAV, JHIT (Axiom)	143,650	$2,092,977
International Small Company, Class NAV, JHF II (DFA)	7,446	86,296
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	384,819	4,240,703
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	15,091	281,446
Mid Value, Class NAV, JHF II (T. Rowe Price)	24,333	355,500
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	502,655	6,162,555
Fixed income - 58.3%
Bond, Class NAV, JHSB (MIM US) (B)	1,110,618	14,871,180
Core Bond, Class NAV, JHF II (Allspring Investments)	1,424,433	15,540,561
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	733,401	5,647,186
Floating Rate Income, Class NAV, JHF II (Bain Capital)	628,412	4,757,079
High Yield, Class NAV, JHBT (MIM US) (B)	1,380,399	4,182,610
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,365,187	12,791,803
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	570,274	5,725,551
Alternative and specialty - 7.5%
Diversified Macro, Class NAV, JHIT (Graham)	223,526	1,904,441
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	533,047	6,311,272

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $93,014,524)		$97,755,388
UNAFFILIATED INVESTMENT COMPANIES - 1.5%
Equity - 1.5%
Fidelity International Index Fund	10,672	596,895
Fidelity Mid Cap Index Fund	13,147	448,573
Fidelity Small Cap Index Fund	22,321	575,892

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $1,207,168)		$1,621,360
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	648	0
ICA Gruppen AB (C)(D)	28	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	2,849	729
Health care - 0.0%
NMC Health PLC (C)(D)	20	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	516	1,556
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	2,622	72
MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL COMMON STOCKS (Cost $1,865)		$2,357
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.6%
U.S. Government - 8.6%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$2,981,830	$2,917,592
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	2,930,709	2,920,273
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	445,011	446,301
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	2,766,142	2,834,292
U.S. Treasury STRIPS, PO, 4.981%, 02/15/2054	324,900	78,841
U.S. Treasury STRIPS, PO, 5.013%, 11/15/2052	286,400	73,293
U.S. Treasury STRIPS, PO, 5.041%, 05/15/2050	52,100	14,998
U.S. Treasury STRIPS, PO, 5.072%, 08/15/2051	359,300	96,427

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $9,323,863)		$9,382,017
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 4.2439% (F)(G)	19,564	195,692

TOTAL SHORT-TERM INVESTMENTS (Cost $195,687)		$195,692
Total investments (Cost $103,743,107) - 100.0%		$108,956,814
Other assets and liabilities, net - 0.0%		6,617
TOTAL NET ASSETS - 100.0%		$108,963,431
Percentages are based upon net assets.
USD	U.S. Dollar
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(F)	The rate shown is the annualized seven-day yield as of 5-31-25.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(H)	Restricted security as to resale, excluding 144A securities.
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	13

Notes to Portfolios’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the portfolios’ valuation designee.
In order to value the securities, the portfolios use the following valuation techniques: Investments in affiliated underlying funds and other open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of May 31, 2025, by major security category or type:
	Total value at 5-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2070 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$149,717	$149,717	—	—
Unaffiliated investment companies	8,612	8,612	—	—
U.S. Government and Agency obligations	1,055	—	$1,055	—
Total investments in securities	$159,384	$158,329	$1,055	—

Multimanager 2065 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$113,488,304	$113,488,304	—	—
Unaffiliated investment companies	6,551,957	6,551,957	—	—
Common stocks	682	—	—	$682
U.S. Government and Agency obligations	750,303	—	$750,303	—
Warrants	—	—	—	—
Short-term investments	231,988	231,988	—	—
Total investments in securities	$121,023,234	$120,272,249	$750,303	$682

Multimanager 2060 Lifetime Portfolio
Investments in securities:
14	|

	Total value at 5-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2060 Lifetime Portfolio (continued)
Assets
Affiliated investment companies	$294,585,499	$294,585,499	—	—
Unaffiliated investment companies	16,967,790	16,967,790	—	—
Common stocks	6,722	—	—	$6,722
U.S. Government and Agency obligations	2,091,474	—	$2,091,474	—
Warrants	1	—	1	—
Short-term investments	677,902	677,902	—	—
Total investments in securities	$314,329,388	$312,231,191	$2,091,475	$6,722

Multimanager 2055 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$397,756,775	$397,756,775	—	—
Unaffiliated investment companies	22,874,057	22,874,057	—	—
Common stocks	12,451	—	—	$12,451
U.S. Government and Agency obligations	2,858,263	—	$2,858,263	—
Warrants	1	—	1	—
Short-term investments	744,731	744,731	—	—
Total investments in securities	$424,246,278	$421,375,563	$2,858,264	$12,451

Multimanager 2050 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$571,165,563	$571,165,563	—	—
Unaffiliated investment companies	33,026,550	33,026,550	—	—
Common stocks	21,843	—	—	$21,843
U.S. Government and Agency obligations	4,131,730	—	$4,131,730	—
Warrants	1	—	1	—
Short-term investments	659,034	659,034	—	—
Total investments in securities	$609,004,721	$604,851,147	$4,131,731	$21,843

Multimanager 2045 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$842,259,580	$842,259,580	—	—
Unaffiliated investment companies	45,777,226	45,777,226	—	—
Common stocks	36,903	—	—	$36,903
U.S. Government and Agency obligations	8,006,183	—	$8,006,183	—
Warrants	2	—	2	—
Short-term investments	1,789,609	1,789,609	—	—
Total investments in securities	$897,869,503	$889,826,415	$8,006,185	$36,903

Multimanager 2040 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$860,783,382	$860,783,382	—	—
Unaffiliated investment companies	43,618,523	43,618,523	—	—
Common stocks	38,577	—	—	$38,577
U.S. Government and Agency obligations	10,751,405	—	$10,751,405	—
Warrants	2	—	2	—
Short-term investments	1,307,973	1,307,973	—	—
Total investments in securities	$916,499,862	$905,709,878	$10,751,407	$38,577

|	15

	Total value at 5-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2035 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$988,086,012	$988,086,012	—	—
Unaffiliated investment companies	44,508,311	44,508,311	—	—
Common stocks	40,694	—	—	$40,694
U.S. Government and Agency obligations	15,356,146	—	$15,356,146	—
Warrants	2	—	2	—
Short-term investments	703,670	703,670	—	—
Total investments in securities	$1,048,694,835	$1,033,297,993	$15,356,148	$40,694

Multimanager 2030 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$987,327,258	$987,327,258	—	—
Unaffiliated investment companies	37,076,632	37,076,632	—	—
Common stocks	42,673	—	—	$42,673
U.S. Government and Agency obligations	34,282,042	—	$34,282,042	—
Warrants	2	—	2	—
Short-term investments	1,206,683	1,206,683	—	—
Total investments in securities	$1,059,935,290	$1,025,610,573	$34,282,044	$42,673

Multimanager 2025 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$659,291,262	$659,291,262	—	—
Unaffiliated investment companies	18,074,633	18,074,633	—	—
Common stocks	31,244	—	—	$31,244
U.S. Government and Agency obligations	32,392,618	—	$32,392,618	—
Warrants	1	—	1	—
Short-term investments	1,395,381	1,395,381	—	—
Total investments in securities	$711,185,139	$678,761,276	$32,392,619	$31,244

Multimanager 2020 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$337,443,676	$337,443,676	—	—
Unaffiliated investment companies	7,038,723	7,038,723	—	—
Common stocks	14,151	—	—	$14,151
U.S. Government and Agency obligations	21,774,559	—	$21,774,559	—
Warrants	1	—	1	—
Short-term investments	547,154	547,154	—	—
Total investments in securities	$366,818,264	$345,029,553	$21,774,560	$14,151

Multimanager 2015 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$139,120,255	$139,120,255	—	—
Unaffiliated investment companies	3,005,500	3,005,500	—	—
Common stocks	4,283	—	—	$4,283
U.S. Government and Agency obligations	11,154,741	—	$11,154,741	—
Short-term investments	3,518	3,518	—	—
Total investments in securities	$153,288,297	$142,129,273	$11,154,741	$4,283

16	|

	Total value at 5-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2010 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$97,755,388	$97,755,388	—	—
Unaffiliated investment companies	1,621,360	1,621,360	—	—
Common stocks	2,357	—	—	$2,357
U.S. Government and Agency obligations	9,382,017	—	$9,382,017	—
Short-term investments	195,692	195,692	—	—
Total investments in securities	$108,956,814	$99,572,440	$9,382,017	$2,357
Level 3 includes securities valued at $0. Refer to Portfolios’ investments.
Investment in affiliated underlying funds. The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets.
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager 2070 Lifetime Portfolio
Blue Chip Growth	276	—	$15,965	$(539)	$50	$1,598	—	—	$17,074
Capital Appreciation Value	509	—	4,564	—	—	148	—	—	4,712
Disciplined Value	824	—	18,036	—	—	938	—	—	18,974
Disciplined Value International	600	—	8,801	—	—	543	—	—	9,344
Diversified Macro	188	—	1,593	—	—	12	—	—	1,605
Emerging Markets Debt	116	—	895	—	—	—	$4	—	895
Emerging Markets Equity	655	—	6,121	(14)	1	334	—	—	6,442
Fundamental Large Cap Core	95	—	6,281	(16)	1	382	—	—	6,648
High Yield	219	—	659	—	—	4	4	—	663
International Dynamic Growth	505	—	6,868	—	—	487	—	—	7,355
International Small Company	3	—	31	—	—	2	—	—	33
International Strategic Equity Allocation	2,108	—	22,043	—	—	1,183	—	—	23,226
Mid Cap Growth	348	—	6,136	(218)	21	557	—	—	6,496
Mid Value	598	—	8,286	(56)	4	502	—	—	8,736
Multifactor Emerging Markets ETF	106	—	2,811	—	—	136	—	—	2,947
|	17

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Short Duration Bond	279	—	$2,613	—	—	$5	$12	—	$2,618
Small Cap Core	174	—	2,630	$(41)	$3	128	—	—	2,720
U.S. Sector Rotation	2,384	—	27,554	(302)	22	1,955	—	—	29,229
					$102	$8,914	$20	—	$149,717
Multimanager 2065 Lifetime Portfolio
Blue Chip Growth	208,780	$5,511,100	$7,282,763	$(610,931)	$113,174	$598,157	—	$398,590	$12,894,263
Capital Appreciation	—	3,829,731	1,032,263	(4,234,334)	243,355	(871,015)	—	655,825	—
Capital Appreciation Value	383,501	2,477,927	1,578,192	(281,320)	(13,896)	(209,688)	$62,676	292,827	3,551,215
Disciplined Value	627,693	4,423,957	10,397,085	(146,767)	7,012	(231,802)	54,689	561,491	14,449,485
Disciplined Value International	446,880	4,268,801	2,625,839	(60,005)	3,469	124,291	78,586	351,340	6,962,395
Diversified Macro	141,643	953,049	485,183	(177,930)	(18,673)	(34,832)	5,791	—	1,206,797
Emerging Markets Debt	90,643	546,628	613,644	(454,637)	14,296	(21,982)	28,981	—	697,949
Emerging Markets Equity	499,272	6,149,357	1,619,897	(2,975,205)	15,635	103,151	36,527	—	4,912,835
Equity Income	—	6,109,329	1,863,939	(7,206,688)	(197,249)	(569,331)	84,310	592,981	—
Financial Industries	—	800,852	126,016	(936,588)	139,459	(129,739)	11,663	66,813	—
Fundamental Large Cap Core	72,578	3,806,382	1,962,251	(251,318)	15,972	(463,700)	25,452	447,885	5,069,587
Health Sciences	—	876,710	471,651	(1,054,575)	(181,213)	(112,573)	284	189,524	—
High Yield	170,627	397,548	456,265	(331,204)	4,422	(10,032)	22,008	—	516,999
International Dynamic Growth	377,328	1,727,687	3,608,958	(148,719)	34,991	274,753	4,204	—	5,497,670
International Growth	—	1,911,816	379,521	(2,357,361)	308,120	(242,096)	16,874	—	—
International Small Company	22,360	1,429,573	187,178	(1,270,645)	63,208	(150,159)	41,743	45,472	259,155
International Strategic Equity Allocation	1,578,837	11,375,876	5,828,624	(714,793)	58,077	851,004	342,055	—	17,398,788
John Hancock Collateral Trust	23,193	190,127	2,793,257	(2,757,005)	8,708	(3,099)	6,744	—	231,988
Mid Cap Growth	264,129	4,508,493	913,571	(1,275,553)	226,678	552,810	—	—	4,925,999
Mid Value	455,212	5,738,116	2,601,365	(427,880)	(49,476)	(1,211,481)	75,464	1,035,165	6,650,644
Multifactor Emerging Markets ETF	80,192	—	2,279,297	(110,072)	(2,161)	62,274	—	—	2,229,338
18	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Science & Technology	—	$701,444	$190,170	$(796,473)	$42,738	$(137,879)	$9	$137,405	—
Short Duration Bond	217,697	354,911	2,561,181	(875,354)	(1,882)	965	50,681	—	$2,039,821
Small Cap Core	135,056	—	2,109,217	—	—	(999)	—	—	2,108,218
Small Cap Dynamic Growth	—	886,240	137,935	(885,467)	56,073	(194,781)	28,650	4,009	—
Small Cap Value	—	1,044,614	397,438	(1,117,519)	(237,452)	(87,081)	8,890	225,745	—
U.S. Sector Rotation	1,804,009	18,443,400	7,177,074	(3,815,563)	538,012	(225,777)	199,293	417,123	22,117,146
					$1,191,397	$(2,340,641)	$1,185,574	$5,422,195	$113,720,292
Multimanager 2060 Lifetime Portfolio
Blue Chip Growth	552,439	$17,393,922	$16,296,859	$(1,512,648)	$337,890	$1,602,614	—	$1,156,723	$34,118,637
Capital Appreciation	—	12,089,987	2,058,933	(12,438,973)	925,902	(2,635,849)	—	1,888,669	—
Capital Appreciation Value	972,142	7,820,737	2,366,087	(526,252)	(100,354)	(558,184)	$179,384	838,094	9,002,034
Disciplined Value	1,591,147	13,962,723	23,882,428	(560,086)	80,056	(736,912)	152,843	1,569,244	36,628,209
Disciplined Value International	1,207,957	13,487,310	5,367,392	(113,514)	9,098	69,678	238,936	1,068,230	18,819,964
Diversified Macro	360,102	3,007,976	704,474	(496,114)	(54,298)	(93,966)	17,052	—	3,068,072
Emerging Markets Debt	223,061	1,654,865	1,044,046	(956,276)	32,169	(57,235)	78,960	—	1,717,569
Emerging Markets Equity	1,288,654	19,408,363	2,289,234	(9,411,605)	(1,213,069)	1,607,433	105,871	—	12,680,356
Equity Income	—	19,298,248	2,791,586	(19,990,307)	879,010	(2,978,537)	245,167	1,662,315	—
Financial Industries	—	2,525,036	305,743	(2,871,810)	502,328	(461,297)	35,137	201,291	—
Fundamental Large Cap Core	190,552	12,013,555	2,820,041	(277,872)	17,027	(1,262,714)	73,338	1,290,541	13,310,037
Health Sciences	—	2,770,084	992,135	(2,924,687)	(381,820)	(455,712)	772	534,866	—
High Yield	419,892	1,203,538	774,129	(688,254)	10,967	(28,107)	59,687	—	1,272,273
International Dynamic Growth	987,747	5,452,859	8,519,835	(361,975)	67,158	713,590	13,106	—	14,391,467
International Growth	—	6,059,042	476,848	(6,705,007)	867,760	(698,643)	51,342	—	—
International Small Company	57,754	4,512,804	335,848	(3,890,695)	346,061	(634,652)	126,439	137,732	669,366
International Strategic Equity Allocation	4,002,221	36,114,232	9,737,087	(3,930,307)	157,491	2,025,971	978,254	—	44,104,474
John Hancock Collateral Trust	67,773	656,705	6,976,414	(6,955,390)	316	(143)	25,036	—	677,902
|	19

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Mid Cap Growth	702,311	$14,229,531	$2,040,557	$(5,593,754)	$(131,156)	$2,552,924	—	—	$13,098,102
Mid Value	1,153,924	18,110,421	4,707,774	(2,301,828)	(124,229)	(3,533,312)	$220,895	$3,030,108	16,858,826
Multifactor Emerging Markets ETF	208,487	—	5,834,147	(199,341)	(4,332)	165,465	—	—	5,795,939
Science & Technology	—	2,214,223	435,801	(2,401,108)	323,578	(572,494)	25	393,340	—
Short Duration Bond	535,726	1,074,458	5,747,345	(1,794,735)	(3,043)	(4,270)	134,534	—	5,019,755
Small Cap Core	342,355	—	5,351,847	—	—	(7,690)	—	—	5,344,157
Small Cap Dynamic Growth	—	2,812,777	198,837	(2,612,985)	158,623	(557,252)	86,281	12,074	—
Small Cap Value	—	3,315,430	845,345	(3,243,260)	(457,121)	(460,394)	26,682	636,903	—
U.S. Sector Rotation	4,786,808	58,210,350	8,433,696	(9,028,340)	1,164,123	(93,567)	572,167	1,197,555	58,686,262
					$3,410,135	$(7,093,255)	$3,421,908	$15,617,685	$295,263,401
Multimanager 2055 Lifetime Portfolio
Blue Chip Growth	742,527	$24,322,130	$20,909,500	$(1,893,925)	$474,173	$2,046,562	—	$1,624,409	$45,858,440
Capital Appreciation	—	16,902,109	2,858,923	(17,402,937)	1,283,822	(3,641,917)	—	2,652,525	—
Capital Appreciation Value	1,317,220	10,935,831	3,260,635	(1,099,351)	(200,463)	(699,193)	$249,820	1,167,175	12,197,459
Disciplined Value	2,159,705	19,686,143	31,863,010	(791,430)	98,390	(1,139,711)	214,111	2,198,281	49,716,402
Disciplined Value International	1,659,134	19,013,476	6,982,652	(196,413)	18,355	31,244	334,661	1,496,199	25,849,314
Diversified Macro	488,051	4,206,089	950,389	(806,410)	(88,728)	(103,144)	23,685	—	4,158,196
Emerging Markets Debt	299,944	2,313,349	1,288,021	(1,262,595)	48,167	(77,370)	108,695	—	2,309,572
Emerging Markets Equity	1,717,452	27,138,947	2,476,560	(13,235,249)	(1,627,378)	2,146,843	147,298	—	16,899,723
Equity Income	—	27,176,018	3,922,375	(28,180,996)	1,489,697	(4,407,094)	341,727	2,333,592	—
Financial Industries	—	3,563,128	409,128	(4,023,626)	722,270	(670,900)	49,590	284,090	—
Fundamental Large Cap Core	254,647	16,801,319	3,268,268	(500,954)	(22,459)	(1,759,100)	103,504	1,821,394	17,787,074
Health Sciences	—	3,898,163	1,336,743	(4,060,742)	(467,685)	(706,479)	1,057	750,856	—
High Yield	564,619	1,682,436	951,847	(901,932)	12,231	(33,788)	82,070	—	1,710,794
International Dynamic Growth	1,338,809	7,624,798	11,375,645	(552,383)	89,414	968,977	18,316	—	19,506,451
International Growth	—	8,513,958	412,780	(9,156,343)	1,589,721	(1,360,116)	71,909	—	—
International Small Company	79,013	6,371,388	452,712	(5,495,459)	497,113	(909,992)	177,095	192,912	915,762
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Strategic Equity Allocation	5,417,961	$50,737,621	$11,409,027	$(5,303,869)	$190,560	$2,672,589	$1,376,387	—	$59,705,928
John Hancock Collateral Trust	74,454	782,123	9,548,675	(9,586,281)	340	(126)	29,326	—	744,731
Mid Cap Growth	945,013	19,897,324	2,587,980	(8,225,191)	(64,657)	3,429,036	—	—	17,624,492
Mid Value	1,561,885	25,407,439	6,170,449	(3,647,392)	(230,950)	(4,880,410)	311,759	$4,276,518	22,819,136
Multifactor Emerging Markets ETF	278,695	—	7,980,906	(436,605)	(18,747)	222,167	—	—	7,747,721
Science & Technology	—	3,095,681	609,356	(3,358,335)	464,468	(811,170)	34	555,742	—
Short Duration Bond	720,378	1,501,994	7,379,229	(2,124,045)	(564)	(6,675)	185,860	—	6,749,939
Small Cap Core	463,392	—	7,235,739	—	—	(2,196)	—	—	7,233,543
Small Cap Dynamic Growth	—	3,967,159	238,814	(3,646,737)	108,262	(667,498)	122,069	17,082	—
Small Cap Value	—	4,652,259	1,136,153	(4,520,217)	(526,495)	(741,700)	37,419	880,367	—
U.S. Sector Rotation	6,441,014	81,396,233	10,913,635	(14,690,564)	2,124,264	(776,739)	798,459	1,671,186	78,966,829
					$5,963,121	$(11,877,900)	$4,784,851	$21,922,328	$398,501,506
Multimanager 2050 Lifetime Portfolio
Blue Chip Growth	1,067,435	$35,142,049	$29,550,735	$(2,277,376)	$642,926	$2,866,452	—	$2,328,326	$65,924,786
Capital Appreciation	—	24,539,341	3,858,893	(24,984,021)	2,119,257	(5,533,470)	—	3,808,553	—
Capital Appreciation Value	1,872,048	15,804,834	4,501,820	(1,644,293)	(287,174)	(1,040,025)	$360,035	1,682,106	17,335,162
Disciplined Value	3,078,162	28,545,079	44,829,366	(981,530)	166,691	(1,700,327)	309,972	3,182,483	70,859,279
Disciplined Value International	2,386,571	27,662,357	9,803,570	(401,853)	39,166	79,543	473,876	2,118,598	37,182,783
Diversified Macro	693,210	6,078,782	1,220,399	(1,107,502)	(121,728)	(163,805)	33,928	—	5,906,146
Emerging Markets Debt	425,879	3,343,330	2,128,056	(2,147,198)	68,921	(113,842)	155,552	—	3,279,267
Emerging Markets Equity	2,504,701	39,257,176	3,669,371	(19,060,039)	(2,231,831)	3,011,582	210,788	—	24,646,259
Equity Income	—	39,324,794	5,740,832	(40,817,393)	2,655,822	(6,904,055)	493,888	3,381,679	—
Financial Industries	—	5,160,395	562,062	(5,791,134)	1,133,770	(1,065,093)	71,444	409,283	—
Fundamental Large Cap Core	370,899	24,462,904	4,800,252	(816,496)	109,590	(2,648,947)	149,048	2,622,834	25,907,303
Health Sciences	—	5,658,660	1,896,468	(5,857,381)	(608,596)	(1,089,151)	1,535	1,084,678	—
High Yield	801,679	2,431,513	1,604,246	(1,573,190)	15,221	(48,703)	117,436	—	2,429,087
|	21

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Dynamic Growth	1,936,344	$11,043,342	$16,493,282	$(848,677)	$185,337	$1,339,254	$26,344	—	$28,212,538
International Growth	—	12,376,009	750,768	(13,459,574)	2,723,582	(2,390,785)	103,421	—	—
International Small Company	116,090	9,231,495	527,354	(7,834,278)	980,813	(1,559,899)	252,405	$274,949	1,345,485
International Strategic Equity Allocation	7,700,065	73,576,482	15,323,728	(8,191,974)	299,787	3,846,692	1,960,163	—	84,854,715
John Hancock Collateral Trust	65,886	842,701	13,244,857	(13,428,757)	415	(182)	29,368	—	659,034
Mid Cap Growth	1,362,363	28,756,288	3,712,432	(11,785,210)	(164,906)	4,889,459	—	—	25,408,063
Mid Value	2,213,919	36,966,256	8,117,028	(5,352,126)	(105,458)	(7,280,341)	446,593	6,126,093	32,345,359
Multifactor Emerging Markets ETF	404,263	—	11,569,996	(642,538)	(11,937)	322,990	—	—	11,238,511
Science & Technology	—	4,493,020	832,049	(4,822,954)	699,740	(1,201,855)	49	797,563	—
Short Duration Bond	1,022,770	2,170,733	11,108,938	(3,684,028)	(8,094)	(4,195)	263,721	—	9,583,354
Small Cap Core	664,628	—	10,389,141	(152)	(24)	(14,120)	—	—	10,374,845
Small Cap Dynamic Growth	—	5,728,785	373,251	(5,289,804)	127,611	(939,843)	174,945	24,481	—
Small Cap Value	—	6,758,461	1,577,801	(6,500,823)	(643,636)	(1,191,803)	53,697	1,272,632	—
U.S. Sector Rotation	9,325,662	118,151,678	15,770,685	(21,539,100)	3,141,227	(1,191,869)	1,145,484	2,397,516	114,332,621
					$10,926,492	$(19,726,338)	$6,833,692	$31,511,774	$571,824,597
Multimanager 2045 Lifetime Portfolio
Blue Chip Growth	1,479,418	$49,697,858	$40,372,559	$(3,703,489)	$716,662	$4,285,270	—	$3,275,501	$91,368,860
Bond	2,232,924	22,242,729	15,780,094	(7,430,675)	(151,572)	(541,721)	$980,178	—	29,898,855
Capital Appreciation	—	34,740,129	5,336,175	(35,358,836)	7,837,924	(12,555,392)	—	5,336,176	—
Capital Appreciation Value	1,753,453	23,639,430	3,913,422	(9,144,885)	(905,235)	(1,265,755)	535,349	2,501,180	16,236,977
Disciplined Value	4,253,275	40,341,579	60,722,715	(1,027,333)	191,631	(2,318,197)	429,742	4,412,164	97,910,395
Disciplined Value International	3,453,984	41,107,575	13,191,901	(474,461)	45,122	(57,062)	706,660	3,159,328	53,813,075
Diversified Macro	1,484,226	9,057,981	5,489,899	(1,196,020)	(127,632)	(578,620)	50,639	—	12,645,608
Diversified Real Assets	855,451	9,814,677	1,982,930	(1,046,849)	(19,476)	(602,740)	282,974	281,871	10,128,542
Emerging Markets Debt	1,219,002	9,427,253	2,331,356	(2,219,415)	(15,944)	(136,935)	448,038	—	9,386,315
Emerging Markets Equity	3,175,931	49,977,615	2,606,625	(22,352,456)	(1,292,576)	2,311,950	267,161	—	31,251,158
22	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Equity Income	—	$55,688,117	$6,250,806	$(56,128,449)	$7,876,898	$(13,687,372)	$687,337	$4,650,632	—
Financial Industries	—	7,459,458	781,017	(8,356,874)	1,752,612	(1,636,213)	103,624	593,638	—
Fundamental Large Cap Core	503,531	34,191,233	5,624,902	(1,153,720)	210,941	(3,701,720)	207,223	3,646,555	$35,171,636
Global Equity	708,667	—	8,664,261	(113,262)	(1,479)	195,432	—	—	8,744,952
Health Sciences	—	8,214,736	2,379,149	(8,212,979)	(598,715)	(1,782,191)	2,194	1,520,478	—
High Yield	2,294,662	6,864,711	1,801,124	(1,606,234)	(24,536)	(82,239)	338,030	—	6,952,826
International Dynamic Growth	2,851,182	16,542,560	23,314,681	(562,554)	(6,041)	2,253,074	39,366	—	41,541,720
International Growth	—	18,411,661	427,599	(19,314,220)	4,605,249	(4,130,289)	155,099	—	—
International Small Company	168,948	13,900,440	796,537	(11,863,971)	3,087,961	(3,962,859)	381,243	415,293	1,958,108
International Strategic Equity Allocation	11,155,427	107,983,674	19,918,329	(10,833,392)	398,148	5,466,042	2,894,265	—	122,932,801
John Hancock Collateral Trust	178,914	2,059,234	18,334,719	(18,604,881)	1,190	(653)	71,418	—	1,789,609
Mid Cap Growth	1,780,827	39,251,569	4,001,047	(16,785,939)	530,625	6,215,127	—	—	33,212,429
Mid Value	2,881,919	50,354,528	9,495,772	(7,789,806)	413,022	(10,368,680)	610,281	8,371,464	42,104,836
Multifactor Emerging Markets ETF	512,416	—	14,555,763	(705,199)	(12,386)	406,987	—	—	14,245,165
Science & Technology	—	6,578,955	1,145,990	(7,011,893)	1,429,824	(2,142,876)	71	1,145,989	—
Short Duration Bond	1,397,127	5,500,727	9,758,164	(2,168,264)	(7,856)	8,309	335,689	—	13,091,080
Small Cap Core	849,705	—	13,300,029	(7,612)	(1,207)	(27,321)	—	—	13,263,889
Small Cap Dynamic Growth	—	7,637,641	392,287	(6,948,337)	973,796	(2,055,387)	232,567	32,544	—
Small Cap Value	—	8,960,583	1,961,115	(8,511,872)	119,597	(2,529,423)	71,032	1,666,997	—
U.S. Sector Rotation	12,756,962	167,805,478	15,088,199	(29,674,869)	1,360,900	1,820,645	1,612,976	3,375,984	156,400,353
					$28,387,447	$(41,200,809)	$11,443,156	$44,385,794	$844,049,189
Multimanager 2040 Lifetime Portfolio
Blue Chip Growth	1,348,685	$45,940,892	$37,311,157	$(4,549,482)	$978,501	$3,613,723	—	$2,947,370	$83,294,791
Bond	3,353,572	39,446,878	12,234,446	(5,630,542)	(318,872)	(827,582)	$1,525,704	—	44,904,328
Capital Appreciation	—	32,111,204	4,797,794	(32,698,832)	8,088,090	(12,298,256)	—	4,773,576	—
Capital Appreciation Value	1,773,241	18,993,078	3,418,595	(4,359,811)	(354,397)	(1,277,251)	422,243	1,972,745	16,420,214
Core Bond	2,658,860	26,438,877	7,855,503	(4,641,488)	(113,644)	(531,083)	902,424	—	29,008,165
Disciplined Value	3,944,757	37,279,367	57,071,573	(1,770,679)	305,642	(2,077,602)	389,725	4,001,316	90,808,301
|	23

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Disciplined Value International	3,241,071	$39,648,740	$11,598,566	$(483,885)	$53,732	$(321,260)	$685,935	$3,066,668	$50,495,893
Diversified Macro	1,523,725	9,361,696	5,047,901	(684,707)	(69,061)	(673,694)	51,224	—	12,982,135
Diversified Real Assets	1,816,732	22,455,626	2,952,372	(2,459,566)	58,972	(1,497,298)	626,655	624,214	21,510,106
Emerging Markets Debt	2,236,733	17,633,058	2,182,729	(2,328,810)	(193,637)	(70,495)	832,691	—	17,222,845
Emerging Markets Equity	2,554,535	39,819,559	2,929,253	(18,491,817)	(204,243)	1,083,869	205,995	—	25,136,621
Equity Income	—	51,506,689	5,315,659	(51,512,325)	7,967,032	(13,277,055)	630,278	4,235,405	—
Financial Industries	—	7,958,373	857,587	(8,944,795)	1,847,640	(1,718,805)	108,284	620,335	—
Fundamental Large Cap Core	381,246	26,376,504	4,643,224	(1,772,377)	353,585	(2,970,887)	155,999	2,745,161	26,630,049
Global Equity	717,261	4,782,208	4,732,619	(343,871)	(30,910)	(289,044)	60,456	492,623	8,851,002
Health Sciences	—	8,797,890	2,319,472	(8,603,262)	(593,799)	(1,920,301)	2,321	1,588,804	—
High Yield	4,245,045	12,840,076	1,754,829	(1,553,290)	(65,783)	(113,345)	628,434	—	12,862,487
International Dynamic Growth	2,751,295	16,251,245	22,285,051	(622,027)	18,484	2,153,609	38,449	—	40,086,362
International Growth	—	17,778,131	295,887	(18,517,476)	4,590,159	(4,146,701)	148,009	—	—
International Small Company	176,186	14,309,603	917,744	(12,266,948)	3,032,399	(3,950,803)	393,351	428,483	2,041,995
International Strategic Equity Allocation	10,852,839	104,357,094	21,217,939	(11,746,375)	437,174	5,332,456	2,733,957	—	119,598,288
John Hancock Collateral Trust	130,763	1,727,702	13,531,228	(13,951,470)	280	233	53,464	—	1,307,973
Mid Cap Growth	1,487,060	34,483,451	3,432,363	(15,985,331)	949,595	4,853,590	—	—	27,733,668
Mid Value	2,512,422	44,070,242	9,315,979	(8,232,366)	562,699	(9,010,075)	524,616	7,196,369	36,706,479
Multifactor Emerging Markets ETF	416,490	—	11,805,613	(555,132)	(4,434)	332,375	—	—	11,578,422
Science & Technology	—	7,006,486	1,212,094	(7,502,533)	1,584,411	(2,300,458)	75	1,187,526	—
Short Duration Bond	1,783,374	9,437,672	9,090,455	(1,812,860)	(5,631)	574	442,087	—	16,710,210
Small Cap Core	645,673	—	10,086,930	(13,440)	(2,132)	7,597	—	—	10,078,955
Small Cap Dynamic Growth	—	6,163,823	290,915	(5,605,379)	1,011,327	(1,860,686)	186,488	26,096	—
Small Cap Value	—	7,261,593	1,552,518	(6,896,468)	269,728	(2,187,371)	57,150	1,331,604	—
Strategic Income Opportunities	527,805	4,669,120	1,319,128	(658,288)	(5,455)	(25,345)	141,302	—	5,299,160
24	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
U.S. Sector Rotation	12,302,032	$164,342,093	$13,887,648	$(30,661,102)	$2,065,835	$1,188,432	$1,565,131	$3,275,844	$150,822,906
					$32,213,287	$(44,778,939)	$13,512,447	$40,514,139	$862,091,355
Multimanager 2035 Lifetime Portfolio
Blue Chip Growth	1,310,989	$44,641,232	$37,399,498	$(5,687,049)	$1,006,505	$3,606,503	—	$2,861,348	$80,966,689
Bond	6,402,513	80,043,168	19,056,013	(11,112,504)	(1,812,401)	(444,621)	$2,958,273	—	85,729,655
Capital Appreciation	—	31,189,044	4,723,180	(31,838,394)	9,017,437	(13,091,267)	—	4,663,218	—
Capital Appreciation Value	3,082,256	32,710,515	4,710,588	(6,034,418)	(564,957)	(2,280,035)	727,317	3,398,067	28,541,693
Core Bond	5,970,489	63,499,128	14,236,253	(11,055,905)	(1,647,660)	106,217	2,101,501	—	65,138,033
Disciplined Value	3,842,772	36,130,417	55,486,321	(1,399,376)	282,860	(2,039,602)	379,324	3,894,530	88,460,620
Disciplined Value International	3,551,464	43,217,699	12,658,453	(423,032)	84,554	(205,857)	741,302	3,314,202	55,331,817
Diversified Macro	1,745,881	10,800,041	6,072,736	(1,145,121)	(112,860)	(739,886)	59,396	—	14,874,910
Diversified Real Assets	3,172,927	40,503,656	4,264,601	(4,492,967)	111,878	(2,819,709)	1,147,842	1,143,370	37,567,459
Emerging Markets Debt	3,851,482	31,049,659	3,569,030	(4,499,198)	(741,918)	278,840	1,448,871	—	29,656,413
Emerging Markets Equity	2,296,813	39,221,161	1,968,682	(19,374,705)	408,300	377,204	206,330	—	22,600,642
Equity Income	—	49,893,226	5,160,197	(49,884,626)	9,089,469	(14,258,266)	611,340	4,134,491	—
Financial Industries	—	8,172,015	851,110	(9,156,870)	1,940,211	(1,806,466)	112,794	646,168	—
Fundamental Global Franchise	—	5,534,345	1,009,878	(5,628,207)	139,805	(1,055,821)	59,367	882,737	—
Fundamental Large Cap Core	318,656	22,459,524	4,201,756	(2,153,201)	263,422	(2,513,371)	132,276	2,327,689	22,258,130
Global Equity	1,229,143	5,534,345	10,350,755	(392,615)	11,922	(336,786)	70,397	573,627	15,167,621
Health Sciences	—	9,079,646	2,537,706	(8,989,569)	(373,939)	(2,253,844)	2,405	1,666,912	—
High Yield	7,273,041	22,582,670	2,923,282	(3,153,024)	(351,197)	35,582	1,093,231	—	22,037,313
International Dynamic Growth	2,922,895	17,598,823	23,458,516	(785,433)	49,625	2,265,044	41,792	—	42,586,575
International Growth	—	19,178,719	275,545	(19,932,079)	5,109,519	(4,631,704)	160,961	—	—
International Small Company	181,855	14,842,006	853,910	(12,632,347)	3,648,006	(4,603,874)	408,703	445,206	2,107,701
International Strategic Equity Allocation	9,951,686	105,409,346	12,192,659	(13,255,722)	494,218	4,827,079	2,798,946	—	109,667,580
John Hancock Collateral Trust	70,349	1,333,558	13,092,929	(13,723,202)	301	84	38,959	—	703,670
Mid Cap Growth	1,365,860	32,818,516	3,341,431	(16,033,734)	1,871,036	3,476,039	—	—	25,473,288
Mid Value	2,338,418	41,909,132	8,321,972	(7,992,146)	599,396	(8,674,072)	499,055	6,845,742	34,164,282
|	25

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Emerging Markets ETF	371,867	—	$10,664,935	$(622,683)	$(2,271)	$297,922	—	—	$10,337,903
Science & Technology	—	$7,261,537	1,249,460	(7,787,272)	1,684,665	(2,408,390)	$78	$1,229,535	—
Short Duration Bond	2,254,646	11,325,057	12,058,136	(2,255,243)	(4,060)	2,147	534,915	—	21,126,037
Small Cap Core	516,214	—	8,123,766	(24,499)	(3,886)	(37,275)	—	—	8,058,106
Small Cap Dynamic Growth	—	5,587,474	265,248	(5,102,901)	1,220,556	(1,970,377)	170,297	23,830	—
Small Cap Value	—	6,168,581	1,272,189	(5,817,538)	454,047	(2,077,279)	48,672	1,126,854	—
Strategic Income Opportunities	807,870	8,637,573	733,765	(1,193,366)	(27,384)	(39,570)	234,392	—	8,111,018
U.S. Sector Rotation	12,897,433	161,731,861	13,051,739	(19,803,178)	(33,397)	3,175,502	1,535,293	3,213,392	158,122,527
					$31,811,802	$(49,839,909)	$18,324,029	$42,390,918	$988,789,682
Multimanager 2030 Lifetime Portfolio
Blue Chip Growth	984,835	$35,162,728	$30,855,422	$(8,845,277)	$1,121,965	$2,528,583	—	$2,171,426	$60,823,421
Bond	6,640,502	88,189,761	14,675,109	(11,567,000)	(1,957,077)	(424,467)	$3,085,365	—	88,916,326
Capital Appreciation	—	24,621,392	3,542,165	(25,095,833)	8,405,272	(11,472,996)	—	3,538,955	—
Capital Appreciation Value	4,270,572	39,131,364	7,501,794	(3,991,062)	(114,052)	(2,982,548)	843,420	3,940,507	39,545,496
Core Bond	8,472,255	92,565,708	15,296,223	(13,220,599)	(2,032,595)	(176,433)	2,945,061	—	92,432,304
Disciplined Value	2,967,308	28,459,655	44,485,246	(3,360,311)	302,169	(1,579,322)	296,617	3,045,367	68,307,437
Disciplined Value International	3,074,424	39,629,732	9,458,169	(652,597)	134,251	(670,027)	675,174	3,018,558	47,899,528
Diversified Macro	2,115,483	11,457,776	8,882,548	(1,282,434)	(127,180)	(906,797)	61,427	—	18,023,913
Diversified Real Assets	4,315,700	57,779,355	7,012,086	(9,790,961)	320,266	(4,222,854)	1,626,960	1,620,621	51,097,892
Emerging Markets Debt	4,672,869	39,328,281	2,967,877	(5,762,815)	(972,085)	419,830	1,767,440	—	35,981,088
Emerging Markets Equity	1,667,045	28,728,409	916,837	(13,837,037)	763,573	(168,059)	144,985	—	16,403,723
Equity Income	—	39,299,484	5,168,453	(40,504,600)	8,970,612	(12,933,949)	474,800	3,235,813	—
Financial Industries	—	8,025,137	725,496	(8,880,576)	1,884,801	(1,754,858)	105,747	605,800	—
Floating Rate Income	1,582,472	12,182,875	1,615,524	(1,682,803)	(139,300)	3,016	675,681	—	11,979,312
Fundamental Global Franchise	—	9,850,252	1,631,505	(9,893,189)	505,182	(2,093,750)	102,980	1,533,500	—
Fundamental Large Cap Core	150,574	12,246,007	2,144,004	(2,683,304)	217,422	(1,406,535)	69,306	1,219,595	10,517,594
Global Equity	1,670,873	13,952,093	9,156,372	(1,296,645)	50,785	(1,244,037)	176,337	1,436,876	20,618,568
Health Sciences	—	8,916,690	2,422,841	(8,766,014)	(312,550)	(2,260,967)	2,287	1,626,535	—
26	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
High Yield	8,824,168	$28,565,238	$2,068,774	$(3,524,374)	$(392,628)	$20,220	$1,333,921	—	$26,737,230
International Dynamic Growth	2,551,295	16,321,823	19,903,065	(1,080,392)	176,867	1,850,999	37,365	—	37,172,362
International Growth	—	17,392,271	142,911	(17,935,076)	4,716,956	(4,317,062)	142,910	—	—
International Small Company	171,933	14,422,375	812,446	(12,315,894)	4,096,635	(5,022,862)	388,857	$423,588	1,992,700
International Strategic Equity Allocation	8,510,284	95,501,118	11,243,601	(17,295,180)	666,197	3,667,590	2,449,163	—	93,783,326
John Hancock Collateral Trust	120,637	1,862,563	12,082,665	(12,739,136)	682	(91)	58,572	—	1,206,683
Mid Cap Growth	1,080,653	26,969,210	3,342,546	(14,494,353)	2,783,422	1,553,346	—	—	20,154,171
Mid Value	1,873,440	34,470,631	6,991,659	(7,747,519)	780,795	(7,124,602)	395,455	5,424,617	27,370,964
Multifactor Emerging Markets ETF	269,823	—	7,928,857	(649,867)	3,050	219,039	—	—	7,501,079
Science & Technology	—	7,128,559	1,163,442	(7,612,237)	1,709,796	(2,389,560)	74	1,163,443	—
Short Duration Bond	4,437,891	37,583,675	9,096,698	(5,031,933)	4,844	(70,244)	1,497,187	—	41,583,040
Small Cap Core	320,359	—	5,179,898	(185,295)	(23,453)	29,659	—	—	5,000,809
Small Cap Value	—	5,788,088	1,093,892	(5,398,076)	334,983	(1,818,887)	44,314	1,032,303	—
Strategic Income Opportunities	2,969,944	32,693,878	1,439,266	(4,077,588)	(101,534)	(135,783)	862,832	—	29,818,239
U.S. Sector Rotation	10,902,670	144,607,000	15,576,057	(29,036,855)	1,104,414	1,416,120	1,324,628	2,772,466	133,666,736
					$32,882,485	$(53,468,288)	$21,588,865	$37,809,970	$988,533,941
Multimanager 2025 Lifetime Portfolio
Blue Chip Growth	370,298	$14,052,685	$12,158,353	$(4,728,438)	$1,042,275	$344,712	—	$832,579	$22,869,587
Bond	5,981,829	88,963,210	9,463,503	(15,983,232)	(2,675,246)	328,453	$2,937,337	—	80,096,688
Capital Appreciation	—	9,782,781	1,456,480	(10,125,541)	4,100,232	(5,213,952)	—	1,356,949	—
Capital Appreciation Value	3,613,929	34,953,235	6,470,701	(5,289,314)	(107,664)	(2,561,978)	729,693	3,409,166	33,464,980
Core Bond	7,227,430	86,693,314	9,725,110	(15,485,303)	(2,417,137)	335,273	2,644,300	—	78,851,257
Disciplined Value	1,118,334	11,300,426	17,097,083	(2,166,396)	201,629	(688,685)	111,935	1,149,234	25,744,057
Disciplined Value International	1,697,396	22,639,105	4,856,600	(605,924)	62,522	(506,871)	387,842	1,733,958	26,445,432
Diversified Macro	1,427,212	8,282,227	6,100,263	(1,518,979)	(155,576)	(548,085)	42,764	—	12,159,850
Diversified Real Assets	3,591,544	51,955,017	4,250,305	(10,238,150)	1,058,142	(4,501,438)	1,398,648	1,393,198	42,523,876
Emerging Markets Debt	3,974,809	35,901,898	2,800,409	(7,616,782)	(1,186,261)	706,765	1,549,781	—	30,606,029
|	27

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Emerging Markets Equity	727,084	$13,583,962	$683,344	$(7,400,434)	$622,087	$(334,456)	$66,401	—	$7,154,503
Equity Income	—	15,605,548	1,433,918	(15,561,215)	4,799,812	(6,278,063)	181,991	$1,221,017	—
Financial Industries	—	4,943,780	508,057	(5,532,329)	1,198,054	(1,117,562)	64,177	367,653	—
Floating Rate Income	1,816,857	15,510,350	1,717,632	(3,317,975)	(27,538)	(128,863)	811,880	—	13,753,606
Fundamental Global Franchise	—	10,653,452	1,704,572	(10,695,878)	604,629	(2,266,775)	108,017	1,612,761	—
Fundamental Large Cap Core	54,621	6,758,302	1,170,986	(3,495,230)	370,303	(989,105)	36,934	649,932	3,815,256
Global Equity	1,397,953	11,411,027	8,329,058	(1,511,083)	110,304	(1,088,568)	139,976	1,140,585	17,250,738
Health Sciences	—	5,492,627	1,313,612	(5,273,391)	(37,922)	(1,494,926)	1,350	953,489	—
High Yield	7,505,964	26,110,471	2,113,651	(5,143,879)	(562,057)	224,885	1,169,303	—	22,743,071
International Dynamic Growth	1,408,431	10,074,668	10,610,468	(1,314,108)	299,306	850,499	22,311	—	20,520,833
International Growth	—	9,731,223	84,768	(10,016,204)	2,723,178	(2,522,965)	78,511	—	—
International Small Company	93,318	8,143,725	465,451	(6,984,075)	2,699,643	(3,243,190)	220,816	240,538	1,081,554
International Strategic Equity Allocation	4,740,611	54,873,053	7,662,148	(12,610,222)	397,737	1,918,816	1,360,627	—	52,241,532
John Hancock Collateral Trust	139,502	1,977,933	7,379,416	(7,962,580)	1,134	(522)	64,273	—	1,395,381
Mid Cap Growth	495,883	13,965,660	1,449,634	(8,359,282)	2,033,800	158,413	—	—	9,248,225
Mid Value	895,792	17,774,325	3,649,768	(5,169,815)	772,558	(3,939,316)	200,441	2,749,524	13,087,520
Multifactor Emerging Markets ETF	117,694	—	3,548,030	(374,516)	1,682	96,697	—	—	3,271,893
Science & Technology	—	4,394,934	759,630	(4,773,969)	1,027,368	(1,407,963)	44	692,147	—
Short Duration Bond	4,377,159	43,441,317	6,227,690	(8,556,955)	(471,903)	373,828	1,611,539	—	41,013,977
Small Cap Core	215,259	—	3,553,201	(194,317)	(27,210)	28,524	—	—	3,360,198
Small Cap Value	—	4,123,836	862,268	(3,960,481)	92,764	(1,118,387)	31,025	717,113	—
Strategic Income Opportunities	3,180,427	37,718,408	1,853,188	(7,349,339)	(170,100)	(120,668)	952,346	—	31,931,489
U.S. Sector Rotation	5,387,856	74,129,265	10,834,783	(20,311,981)	1,097,855	305,189	660,355	1,382,133	66,055,111
					$17,478,400	$(34,400,284)	$17,584,617	$21,601,976	$660,686,643
Multimanager 2020 Lifetime Portfolio
Blue Chip Growth	88,998	$3,409,196	$3,204,186	$(1,430,178)	$41,800	$271,504	—	$202,412	$5,496,508
Bond	3,316,363	51,894,300	3,730,786	(9,864,012)	(1,530,341)	175,372	$1,667,994	—	44,406,105
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Capital Appreciation	—	$2,369,080	$340,337	$(2,442,054)	$876,846	$(1,144,209)	—	$329,943	—
Capital Appreciation Value	1,923,631	16,838,661	4,973,228	(2,757,572)	(31,675)	(1,209,823)	$352,954	1,649,023	$17,812,819
Core Bond	4,173,862	53,212,008	3,902,853	(10,292,740)	(1,628,453)	343,169	1,591,850	—	45,536,837
Disciplined Value	269,245	2,736,825	4,338,819	(741,140)	1,331	(137,811)	27,062	277,841	6,198,024
Disciplined Value International	773,635	10,316,567	2,189,139	(266,978)	9,102	(194,597)	178,101	796,251	12,053,233
Diversified Macro	749,292	4,249,002	3,239,443	(746,755)	(74,282)	(283,442)	22,584	—	6,383,966
Diversified Real Assets	1,808,669	27,943,314	1,771,529	(6,476,478)	892,113	(2,715,842)	740,104	737,220	21,414,636
Emerging Markets Debt	2,189,864	20,442,829	1,156,096	(4,484,099)	(626,692)	373,822	872,430	—	16,861,956
Emerging Markets Equity	187,485	4,530,401	227,505	(2,983,238)	241,149	(170,965)	22,142	—	1,844,852
Equity Income	—	3,779,571	341,327	(3,767,300)	1,105,046	(1,458,644)	44,022	294,227	—
Financial Industries	—	2,520,298	240,143	(2,810,252)	622,755	(572,944)	32,483	186,085	—
Floating Rate Income	1,326,366	11,671,637	852,348	(2,372,823)	(18,425)	(92,145)	605,103	—	10,040,592
Fundamental Global Franchise	—	5,258,000	843,573	(5,283,645)	330,683	(1,148,611)	53,196	795,790	—
Fundamental Large Cap Core	56,954	4,554,069	1,077,014	(1,204,284)	(12,747)	(435,846)	24,989	439,732	3,978,206
Global Equity	752,038	5,506,961	4,853,652	(728,904)	57,956	(409,514)	67,551	550,435	9,280,151
Global Shareholder Yield	—	3,078,270	181,729	(3,009,310)	679,800	(930,489)	38,705	140,655	—
Health Sciences	—	2,800,380	563,786	(2,581,827)	22,909	(805,248)	681	484,547	—
High Yield	4,119,873	14,886,099	816,485	(3,038,084)	(322,493)	141,207	657,788	—	12,483,214
International Dynamic Growth	671,335	4,882,366	4,668,597	(327,258)	75,109	482,539	10,856	—	9,781,353
International Growth	—	4,339,735	57,362	(4,501,991)	1,216,574	(1,111,680)	35,028	—	—
International Small Company	36,436	3,244,391	185,474	(2,787,026)	1,289,427	(1,509,977)	88,773	96,702	422,289
International Strategic Equity Allocation	2,167,609	24,381,146	3,733,070	(5,353,135)	236,771	889,197	606,101	—	23,887,049
John Hancock Collateral Trust	54,701	997,354	1,964,611	(2,415,154)	637	(294)	29,458	—	547,154
Mid Cap Growth	196,795	5,226,441	549,023	(2,983,791)	1,014,220	(135,661)	—	—	3,670,232
Mid Value	318,782	6,652,272	1,418,667	(2,237,187)	359,835	(1,536,182)	74,793	1,025,964	4,657,405
Science & Technology	—	2,240,216	371,581	(2,420,130)	631,308	(822,975)	22	354,237	—
|	29

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Short Duration Bond	3,011,351	$31,544,439	$2,740,175	$(5,997,335)	$(403,418)	$332,497	$1,147,617	—	$28,216,358
Small Cap Core	109,641	—	1,852,676	(139,267)	(20,998)	19,078	—	—	1,711,489
Small Cap Value	—	2,180,606	432,740	(2,076,015)	4,614	(541,945)	16,394	$375,947	—
Strategic Income Opportunities	1,722,175	20,770,641	718,029	(4,043,241)	(91,187)	(63,605)	522,887	—	17,290,637
U.S. Sector Rotation	2,774,532	38,825,304	5,931,692	(11,527,220)	231,289	554,700	345,312	722,744	34,015,765
					$5,180,563	$(13,849,364)	$9,876,980	$9,459,755	$337,990,830
Multimanager 2015 Lifetime Portfolio
Blue Chip Growth	37,130	$1,391,824	$1,203,253	$(440,209)	$7,874	$130,406	—	$84,791	$2,293,148
Bond	1,514,964	21,452,005	2,299,352	(2,871,646)	(415,317)	(179,025)	$729,057	—	20,285,369
Capital Appreciation	—	967,134	149,020	(997,002)	354,753	(473,905)	—	138,436	—
Capital Appreciation Value	796,337	6,253,098	2,264,585	(677,438)	22,639	(488,805)	134,656	629,120	7,374,079
Core Bond	1,855,091	21,424,939	2,260,466	(2,913,858)	(446,388)	(86,117)	662,750	—	20,239,042
Disciplined Value	112,310	1,117,178	1,731,252	(224,727)	5,602	(43,937)	11,285	115,862	2,585,368
Disciplined Value International	263,023	3,423,457	732,078	(1,003)	65	(56,696)	60,276	269,481	4,097,901
Diversified Macro	313,149	1,629,270	1,385,558	(194,871)	(19,866)	(132,063)	8,693	—	2,668,028
Diversified Real Assets	780,799	10,397,583	803,135	(1,281,940)	119,188	(793,304)	281,330	280,234	9,244,662
Emerging Markets Debt	971,050	8,082,129	750,451	(1,241,361)	(164,478)	50,346	365,594	—	7,477,087
Emerging Markets Equity	—	707,329	31,105	(734,461)	70,667	(74,640)	3,568	—	—
Equity Income	—	1,543,010	189,338	(1,582,116)	433,607	(583,839)	18,557	122,989	—
Floating Rate Income	717,032	5,651,399	631,284	(796,243)	(4,371)	(54,137)	309,380	—	5,427,932
Fundamental Global Franchise	—	1,636,462	302,055	(1,674,741)	109,678	(373,454)	17,254	255,779	—
Fundamental Large Cap Core	18,287	1,471,739	265,878	(315,580)	(7,622)	(137,078)	8,309	146,209	1,277,337
Global Equity	306,380	2,091,324	1,878,320	(59,584)	7,362	(136,695)	26,419	215,277	3,780,727
Global Shareholder Yield	—	1,435,533	108,826	(1,422,547)	313,825	(435,637)	18,350	67,463	—
High Yield	1,827,484	5,884,202	532,380	(802,413)	(84,646)	7,752	276,112	—	5,537,275
International Dynamic Growth	221,516	1,487,722	1,635,447	(79,204)	16,931	166,592	3,400	—	3,227,488
International Growth	—	1,390,193	30,029	(1,455,966)	407,650	(371,906)	11,595	—	—
International Small Company	10,142	817,905	50,122	(696,793)	215,352	(269,044)	22,688	24,714	117,542
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Strategic Equity Allocation	699,999	$7,739,189	$723,259	$(1,121,942)	$48,262	$325,216	$197,977	—	$7,713,984
John Hancock Collateral Trust	352	169,407	587,884	(753,833)	97	(37)	2,252	—	3,518
Mid Cap Growth	52,486	1,262,003	146,016	(645,223)	248,861	(32,795)	—	—	978,862
Mid Value	84,892	1,606,290	399,457	(473,090)	61,110	(353,495)	18,576	$254,817	1,240,272
Short Duration Bond	1,542,574	14,715,456	1,632,665	(1,857,760)	(127,465)	91,021	564,090	—	14,453,917
Strategic Income Opportunities	758,998	8,127,836	542,933	(987,724)	(16,389)	(46,321)	217,996	—	7,620,335
U.S. Sector Rotation	936,370	12,478,796	1,277,096	(2,524,373)	53,261	195,120	114,108	238,831	11,479,900
					$1,210,242	$(4,156,477)	$4,084,272	$2,844,003	$139,123,773
Multimanager 2010 Lifetime Portfolio
Blue Chip Growth	11,825	$832,862	$230,054	$(368,885)	$16,545	$19,753	—	$49,312	$730,329
Bond	1,110,618	16,951,643	1,572,647	(3,205,687)	(450,582)	3,159	$548,079	—	14,871,180
Capital Appreciation Value	567,131	4,521,690	1,906,547	(853,467)	19,717	(342,858)	94,312	440,630	5,251,629
Core Bond	1,424,433	17,696,211	1,629,603	(3,353,182)	(524,884)	92,813	532,068	—	15,540,561
Disciplined Value	35,595	—	863,890	(80,710)	(375)	36,584	—	—	819,389
Disciplined Value International	160,266	2,281,430	445,414	(164,693)	(2,397)	(62,813)	40,115	179,346	2,496,941
Diversified Macro	223,526	1,225,144	1,036,893	(251,301)	(25,679)	(80,616)	6,342	—	1,904,441
Diversified Real Assets	533,047	7,834,704	1,034,778	(2,068,438)	216,856	(706,628)	206,639	205,834	6,311,272
Emerging Markets Debt	733,401	6,440,924	578,896	(1,288,262)	(154,317)	69,945	280,023	—	5,647,186
Equity Income	—	945,311	125,901	(982,063)	211,855	(301,004)	11,212	72,982	—
Floating Rate Income	628,412	5,253,889	632,770	(1,079,337)	(6,880)	(43,363)	276,322	—	4,757,079
Fundamental Global Franchise	—	1,272,950	237,415	(1,313,759)	91,480	(288,086)	12,890	191,354	—
Fundamental Large Cap Core	11,773	939,167	240,748	(278,455)	3,677	(82,764)	5,139	90,433	822,373
Global Equity	217,469	1,480,521	1,507,788	(228,290)	21,945	(98,397)	17,926	146,069	2,683,567
Global Shareholder Yield	—	1,327,516	118,915	(1,339,290)	296,439	(403,580)	16,656	59,986	—
High Yield	1,380,399	4,684,308	468,767	(912,988)	(95,913)	38,436	211,310	—	4,182,610
International Dynamic Growth	143,650	1,041,907	1,106,664	(181,329)	23,315	102,420	2,282	—	2,092,977
International Growth	—	945,557	38,083	(1,005,088)	265,685	(244,237)	7,589	—	—
|	31

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Small Company	7,446	$618,532	$53,336	$(545,284)	$157,917	$(198,205)	$16,829	$18,332	$86,296
International Strategic Equity Allocation	384,819	4,695,587	638,185	(1,268,987)	43,729	132,189	113,842	—	4,240,703
John Hancock Collateral Trust	19,564	324,708	1,256,545	(1,385,670)	185	(76)	9,682	—	195,692
Mid Cap Growth	15,091	472,656	94,384	(368,560)	86,386	(3,420)	—	—	281,446
Mid Value	24,333	612,756	171,346	(327,358)	51,833	(153,077)	6,796	93,224	355,500
Short Duration Bond	1,365,187	14,065,323	1,269,554	(2,510,022)	(171,054)	138,002	513,813	—	12,791,803
Strategic Income Opportunities	570,274	6,469,157	445,256	(1,143,323)	(15,523)	(30,016)	166,079	—	5,725,551
U.S. Sector Rotation	502,655	7,412,681	1,385,912	(2,797,795)	79,677	82,080	66,032	138,206	6,162,555
					$139,637	$(2,323,759)	$3,161,977	$1,685,708	$97,951,080
For additional information on the portfolios’ significant accounting policies and risks, please refer to the portfolios’ most recent semiannual or annual shareholder report and prospectus.
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